SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	3.98	4.64
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	5.09	5.40
Measurement Input, Share Price [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	0.02	0.03
Measurement Input, Share Price [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	0.04	0.05
Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Life of instrument in years	3 days	3 days
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	138.38	142.45
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	226.9	236.86
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Dividend yield	0	0